Provisions	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
PROVISIONS	PROVISIONS
23.1 Accounting policies
23.1.1 Provision for return of aircraft and engines (asset retirement obligation – ARO)
Aircraft and engines negotiated under the lease without purchase option modality regularly provide for contractual obligations establishing conditions for return. In these cases, the Company provides for the return costs, since these are present obligations, arising from past events and which will generate future disbursements, which are reliably measured. These expenses basically refer to aircraft reconfiguration (interior and exterior), obtaining licenses and technical certifications, verifications of returns, maintenance, painting, etc., as established in the contract. The estimated cost is initially recognized at present value in right-of-use assets and the balancing item of the provision for aircraft return is recorded in the “Provisions” account. After initial recognition, the liability is updated according to the capital remuneration rate estimated by the Company, with a corresponding entry recorded in the financial result. Any changes in the estimate of expenses to be incurred are recognized prospectively.
23.1.2 Provision for onerous liability
Onerous contract is that in which the unavoidable costs of meeting the contractual obligations exceed the economic benefits expected to be received over the same contract. In these cases, the present obligation under the contract is measured and recognized as a provision. However, before a separate provision for onerous contract is established, the Company assesses and recognizes any impairment loss that has occurred in the assets related to that contract in accordance with IAS 36 – Impairment of Assets.
The provision is related to the obligations arising from the fleet transformation plan, as detailed in note 1.4.
23.1.3 Provision for tax, civil and labor risks
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.
The Company is a party to several legal and administrative proceedings, mainly in Brazil. Assessments of the likelihood of loss in these cases include an analysis of the available evidence, the hierarchy of laws, the available case laws, the most recent court decisions and their significance in the legal system, as well as the assessment of external lawyers. Provisions are revised and adjusted to reflect changes in circumstances, such as the applicable statute of limitations, conclusions of tax inspections or additional exposures identified based on new matters or court decisions.
23.1.4 Post-employment benefits
The Company recognizes actuarial liabilities related to health insurance benefits offered to its employees in accordance with IAS 19 – “Employee Benefits”. Actuarial gains and losses are recognized in other comprehensive income based on the actuarial report prepared by independent experts, while the cost of current service and the cost of interest are recognized in statements of operations for the year.
23.2. Breakdown of provisions

Description	Provisions for return of aircraft and engines	Provision for tax, civil and labor risks	Provision for onerous contract	Provision for post-employment benefit	Total

Balance at December 31, 2019	904,095	87,506	821,751	—	1,813,352

Business combination - Azul Conecta	—	1,688	—	—	1,688
Additions	304,594	183,014	362,426	9,921	859,955
Write-offs/Payment	(118,504)	(116,394)	(262,946)	—	(497,844)
Interest incurred	84,939	—	206,011	687	291,637
Changes in assumptions	—	—	—	(655)	(655)
Foreign currency exchange	161,062	—	213,280	—	374,342

Balance at December 31, 2020	1,336,186	155,814	1,340,522	9,953	2,842,475
Additions	790,727	549,791	252,164	212	1,592,894
Reversal	—	—	(970,811)	—	(970,811)
Payments	(95,344)	(146,623)	(150,944)	—	(392,911)
Interest incurred	80,484	—	156,516	740	237,740
Effect of change in financial assumptions	—	—	—	(4,744)	(4,744)
Effect of plan experience	—	—	—	(400)	(400)
Transfers	37,898	—	(37,898)	—	—
Foreign currency exchange	91,488	—	103,858	—	195,346

Balance at December 31, 2021	2,241,439	558,982	693,407	5,761	3,499,589

Current	312,671	146,623	517,809	—	977,103
Non-current	1,928,768	412,359	175,598	5,761	2,522,486
23.2.1 Provision for tax, civil and labor risks
The Company and its subsidiaries are parties to legal and administrative proceedings.
The Company’s Management believes that the provision for tax, civil and labor risks is sufficient to cover possible losses on legal and administrative proceedings.
The balances of the proceedings with estimates of probable and possible losses are shown below:

	Probable loss		Possible loss
	December 31,		December 31,
Description	2021	2020	2021	2020

Tax	218,051	2,858	217,470	154,640
Civil	69,326	104,915	44,661	43,347
Labor	52,121	48,041	107,427	114,524
Other	219,484	—	—	—
	558,982	155,814	369,558	312,511
23.2.1.1 Main proceedings
23.2.1.1.1 COFINS
The Company discusses the non-application of the additional charge of 1% of COFINS on imports of aircraft, parts and components, in the amount of R$196,048. In view of the recent decisions from higher courts considering the legality of the collection of the additional rate on the imports made by airlines, the Company reassessed the likelihood of loss, which resulted in the reclassification from possible loss to probable loss, and reassessed the amounts involved.
23.2.1.1.2 Labor
On February 22, 2017, the Labor Department of Justice filed a lawsuit against the Company alleging the violation of certain labor aspects, such as excessive daily workday and the absence of enjoyment of rest periods, for which approximately R$66,000 in punitive damages. The lawsuit is awaiting a hearing. The likelihood of success was assessed as possible by the Company’s legal advisors.
23.2.1.1.3 Others
The amounts recognized under this line item refer to several issues, among which is the contingent liability assumed as a result of the business combination with Azul Conecta in the amount of R$134,820.
23.2.2 Provision for post-employment benefit

	December 31,
	2021	2020

Actuarial liabilities at the beginning of the year	9,953	—

Current service cost recognized in P&L	212	9,921
Cos of interest recognized in P&L	740	687
Effect of change in financial assumptions	(4,744)	(962)
Effect of plan experience	(400)	307
Actuarial liabilities at the end of the year	5,761	9,953

Actuarial assumptions
Weighted average of assumptions to determine the defined benefit obligation
Nominal discount rate p.a.	10.57%	7.43%
Actual discount rate p.a.	5.30%	3.80%
Estimated inflation rate in the long term p.a.	5.00%	3.50%
HCCTR - Average nominal inflation rate p.a.	8.15%	6.60%
HCCTR - Actual nominal inflation rate p.a.	3.00%	3.00%
Mortality table	AT-2000 downrated by 10%	AT-2000 downrated by 10%